Intangible assets (Details 3)	12 Months Ended
Dec. 31, 2023 $ / shares
Petrochemical Complex Northeast [Member]
IfrsStatementLineItems [Line Items]
Sales volume (average % of annual growth)	1.62%
Investment in maintenance (growth %)	6.15%
Average FX rate in USD	$ 5.19
Average inflation rates %	3.34%
Perpetuity growth (%)	3.10%
Pre-tax WACC discount rate	14.62%
Post-tax WACC discount rate	11.77%
Petrochemical Complex South [Member]
IfrsStatementLineItems [Line Items]
Sales volume (average % of annual growth)	1.80%
Investment in maintenance (growth %)	8.35%
Average FX rate in USD	$ 5.19
Average inflation rates %	3.34%
Perpetuity growth (%)	3.10%
Pre-tax WACC discount rate	15.47%
Post-tax WACC discount rate	11.77%